Warintza Project Financing (Tables)	12 Months Ended
Dec. 31, 2025
Warintza Project Financing [Abstract]
Schedule of Senior Loan Facility

A first advance of $30,000 was received on December 21, 2023. An additional advance of $15,000 was received on September 13, 2024. And a final advance of $15,000 was received on May 14, 2025.

As at December 31,	2025	2024
Balance, start of year	$49,206	$29,363
Advances	15,000	15,000
Transaction Costs	(168)	(4)
Accrued Interest	2,367	4,746
Amortization of transaction cost	796	101
Foreign exchange and Other	56	-
Repayment	(67,257)	-
Balance, end of year	$-	$49,206

Schedule of Deferred Revenue	The interest rate of 4.6% is determined based on the effective rate in the expected deliveries against the deferred revenue.
As at December 31,	2025
Balance, start of year	$-
Advances	90,000
Interest expense	2,562
Foreign exchange	1,112
Balance, end of year	$93,674